UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: March 31, 2009"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI May 4, 2009"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 57
	"Form 13F Information Table Value Total:  $100,982"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"5,740"	"119,587"			other	0	"17,800"	0	"101,787"
	Air Products & Chemicals	com	009158106	"2,663"	"47,545"			other	0	"5,690"	0	"41,855"
	"Alcon, Inc"	com	013826497	"1,036"	"11,385"			other	0	975	0	"10,410"
	American Int'l Group	com	026874107	13	"13,069"			other	0	350	0	"12,719"
	Amgen	com	031162100	974	"19,480"			other	0	"2,170"	0	"17,310"
	"Apple, Inc"	com	037833100	"1,506"	"14,345"			other	0	"2,950"	0	"11,395"
	Automatic Data Processing	com	053015103	"4,182"	"119,495"			other	0	"16,950"	0	"102,545"
	BP PLC ADS	com	055622104	457	"11,425"			other	0	300	0	"11,125"
	Burlington Northern Santa Fe	com	12189T104	"1,201"	"20,015"			other	0	"2,175"	0	"17,840"
	Canadian Nat'l Railway	com	136375102	"1,104"	"31,535"			other	0	"6,450"	0	"25,085"
	Chevron Corporation	com	166764100	210	"3,132"			other	0	500	0	"2,632"
	Cisco Systems	com	17275R102	"4,827"	"283,950"			other	0	"49,290"	0	"234,660"
	Coca-Cola	com	191216100	477	"10,831"			other	0	0	0	"10,831"
	Colgate-Palmolive	com	194162103	"5,872"	"99,527"			other	0	"18,550"	0	"80,977"
	Computershare Ltd.	com	20557R105	350	"58,250"			other	0	"8,700"	0	"49,550"
	Core Laboratories N.V.	com	N22717107	252	"3,450"			other	0	500	0	"2,950"
	Dentsply International Inc.	com	249030107	732	"27,100"			other	0	"4,750"	0	"22,350"
	Diageo PLC	com	25243Q205	755	"16,775"			other	0	825	0	"15,950"
	Emerson Electric	com	291011104	"1,155"	"39,830"			other	0	"4,400"	0	"35,430"
	Encana Corp.	com	292505104	745	"18,175"			other	0	"4,500"	0	"13,675"
	Expeditors Intl Wash. Inc.	com	302130109	820	"29,295"			other	0	"5,200"	0	"24,095"
	Exxon-Mobil	com	30231G102	642	"9,437"			other	0	75	0	"9,362"
	FedEx Corp.	com	31428x106	659	"14,970"			other	0	"2,600"	0	"12,370"
	Genentech	com	368710406	906	"9,535"			other	0	"3,350"	0	"6,185"
	General Electric	com	369604103	684	"68,403"			other	0	"3,700"	0	"64,703"
	Google Inc.	com	38259P508	956	"2,748"			other	0	705	0	"2,043"
	Heineken Holding NV	com	N39338194	343	"14,925"			other	0	"1,900"	0	"13,025"
	Heinz H. J.	com	437076102	282	"8,540"			other	0	0	0	"8,540"
	Home Depot	com	453838104	"1,232"	"51,343"			other	0	"7,500"	0	"43,843"
	Independent Bank	com	478160104	41	"20,534"			other	0	0	0	"20,534"
	Johnson & Johnson	com	532457108	"6,970"	"131,505"			other	0	"20,550"	0	"110,955"
	"Lilly, Eli"	com	402590391	326	"9,878"			other	0	900	0	"8,978"
	Linear Technology	com	548661107	"3,917"	"170,293"			other	0	"25,815"	0	"144,478"
	Lowe's Cos.	com	580135101	"1,940"	"107,777"			other	0	"19,800"	0	"87,977"
	McDonald's Corp.	com	585055106	827	"15,030"			other	0	50	0	"14,980"
	Medtronic Inc.	com	594918104	"2,088"	"72,002"			other	0	"13,275"	0	"58,727"
	Microsoft	com	641069406	"1,637"	"90,958"			other	0	"14,500"	0	"76,458"
	NestleSA	com	66987v109	222	"6,522"			other	0	100	0	"6,422"
	Novartis AG ADS	com	704326107	334	"8,800"			other	0	900	0	"7,900"
	Paychex Inc.	com	704549104	"3,296"	"126,784"			other	0	"20,200"	0	"106,584"
	Peabody Energy	com	713448108	302	"12,095"			other	0	"4,175"	0	"7,920"
	Pepisco	com	742718109	"5,098"	"99,970"			other	0	"17,075"	0	"82,895"
	Procter & Gamble	com	747525103	"4,733"	"100,701"			other	0	"13,250"	0	"87,451"
	Qualcomm Inc.	com	806857108	"4,159"	"106,635"			other	0	"20,375"	0	"86,260"
	Schlumberger	com	G84228157	"2,317"	"56,505"			other	0	"8,500"	0	"48,005"
	Standard Chartered	com	855030102	544	"45,350"			other	0	"8,550"	0	"36,800"
	Staples Inc.	com	857473102	435	"24,162"			other	0	"3,200"	0	"20,962"
	State Street Corp.	com	863667101	"1,300"	"41,944"			other	0	"2,690"	0	"39,254"
	Stryker Corp.	com	867229109	"5,291"	"155,628"			other	0	"23,950"	0	"131,678"
	Suncor Energy	com	871829107	603	"27,430"			other	0	"6,050"	0	"21,380"
	Sysco  Corp.	com	87612E106	"5,648"	"245,558"			other	0	"38,500"	0	"207,058"
	Target Corp.	com	913017109	643	"18,910"			other	0	"4,200"	0	"14,710"
	United Technologies	com	931422109	"1,461"	"33,980"			other	0	"5,750"	0	"28,230"
	Walgreen	com	931142103	"2,500"	"96,148"			other	0	"15,150"	0	"80,998"
	Wal-Mart Stores	com	949746101	"1,393"	"26,780"			other	0	600	0	"26,180"
	Wells Fargo	com	980228308	473	"33,769"			other	0	"3,200"	0	"30,569"
	Woodside Petroleum	com	983024100	"1,709"	"63,305"			other	0	"8,250"	0	"55,055"